Recei SEC

SEP 20 2010

Washington, DC 20549

CERTNAS
001-34873

NASDAQ® THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

10013445

By Electronic Delivery to: filer-support@sec.gov

September 20, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 15, 2010, The Nasdaq Stock Market (the "Exchange") received from ChinaCache International Holdings Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing 16 Ordinary Shares

Ordinary Shares, par value US$0.0001 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick

* Not for trading, but only in connection with the registration of American Depositary Shares.